Segment Information - Summary of Disaggregation of the Group's Revenue (Parenthetical) (Detail) - CHF (SFr) SFr in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	SFr 0	SFr 6,081	SFr 3,321